                                                      UNITED STATES
                                            SECURITIES AND EXCHANGE COMMISSION
                                                  Washington, D.C. 20549

                                                      FORM 13F-HR/A

                                                 FORM 13F-HR/A COVER PAGE

THIS FUKUBG KUSTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 20, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON FEBRUARY 27, 2003.

Report for the Calendar Year or Quarter Ended:       March 31, 2002

Check here if Amendment  [x];  Amendment Number:    1
  This Amendment (Check only one.) :
                                                 [  ]  is a restatement.
                                                 [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                               DMG Advisors LLC
Address:                            53 Forest Avenue, Suite 202
                                    Greenwich, CT  06830
Form 13F File Number:      Unassigned.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Thomas McAuley

Title:            Chief Investment Officer

Phone:            203-967-5700

Signature, Place, and Date of Signing:

 /S/Thomas McAuley      Old Greenwich, Connecticut              March 6, 2003
-------------------    ---------------------------        --------------------
Thomas McAuley           City, State                                     Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                  FORM 13F SUMMARY PAGE



Number of Other Included Managers:  0

Form 13F Information Table Entry Total:      87 Items

Form 13F Information Table Value Total:     $ 258,356.55 (thousands)

List of Other Included Managers:     Not Applicable

Provide a numbered list of the name(s) to which investment managers with respect this report is filed, other than the manager filing this report.

NONE

                                                              Value     SHARE OR    SH/PRN     Investment      Other      Voting
                                                                           PRN
       Name of Issuer              Title        Cusip       (x$1000)     Amount     PUT/CALL    Discretion    Managers    Authority
                                 of Class
--------------------------------- --------- ------------- ----------- ----------- ------------ ------------ ------------ ----------
A B WATLEY GROUP INC                COM       000788 10 9        33.00      30,000  SH           DEFINED      N/A          SHARED
ADELPHIA BUS SOL                    CL A      006848 10 5         3.19      79,694  SH           DEFINED      N/A          SHARED
AFC ENTERPRISES                     COM       00104Q 10 7     4,348.50     130,000  SH           DEFINED      N/A          SHARED
AGRIUM INC                          COM       008916 10 8     1,868.35     177,600  SH           DEFINED      N/A          SHARED
AKSYS LTD                           COM       010196 10 3     3,371.52     384,000  SH           DEFINED      N/A          SHARED
ALLIANCE PHARM                      COM       018773 30 9       745.21     267,100  SH           DEFINED      N/A          SHARED
ALLIANT TECHSYS                     COM       018804 10 4     5,099.50      50,000  SH           DEFINED      N/A          SHARED
ALLOY INC                           COM       019855 10 5     5,156.79     343,100  SH           DEFINED      N/A          SHARED
ALTEON INC                          COM       02144G 10 7     2,955.05     844,300  SH           DEFINED      N/A          SHARED
AMER AXLE & MFG                     COM       024061 10 3     4,350.00     150,000  SH           DEFINED      N/A          SHARED
APPLE COMPUTER                      COM       037833 10 0        23.67       1,000  SH           DEFINED      N/A          SHARED
ARTISTDIRECT INC                    COM       04315D 40 0     1,150.80      95,900  SH           DEFINED      N/A          SHARED
AT&T CORP                           COM       001957 10 9     2,119.50     135,000  SH           DEFINED      N/A          SHARED
AVENUE A INC                        COM       053566 10 5     1,221.00     370,000  SH           DEFINED      N/A          SHARED
AVI BIOPHARMA                       COM       002346 10 4     1,028.54     133,334  SH           DEFINED      N/A          SHARED
BEBE STORES INC                     COM       075571 10 9     2,142.89     101,800  SH           DEFINED      N/A          SHARED
BROOKTROUT INC                      COM       114580 10 3       677.60     110,000  SH           DEFINED      N/A          SHARED
CABOT OIL & GAS                     CL A      127097 10 3     2,476.00     100,000  SH           DEFINED      N/A          SHARED
CANTEL MEDICAL                      COM       138098 10 8     1,922.34      79,600  SH           DEFINED      N/A          SHARED
CENDANT CORP                        COM       151313 10 3     5,184.00     270,000  SH           DEFINED      N/A          SHARED
CHAMPPS ENTERTAINMENT INC           COM       158787 10 1    10,327.86     838,300  SH           DEFINED      N/A          SHARED
CHESAPEAKE ENERG                    COM       165167 10 7     2,709.00     350,000  SH           DEFINED      N/A          SHARED
CLEAR CHANNEL                       COM       184502 10 2     9,207.53     179,100  SH           DEFINED      N/A          SHARED
COGNICASE INC                       COM       192423 10 1     1,050.00     175,000  SH           DEFINED      N/A          SHARED
COMPAQ COMPUTER                     COM       204493 10 0     1,567.50     150,000  SH           DEFINED      N/A          SHARED
COX COMMUNICATIONS INC-CL A         CL A      224044 10 7     5,672.35     150,700  SH           DEFINED      N/A          SHARED
CROWN CORK&SEAL CO INC              COM       228255 10 5     6,830.64     763,200  SH           DEFINED      N/A          SHARED
DOCUMENTUM INC                      COM       256159 10 4     5,087.46     199,900  SH           DEFINED      N/A          SHARED
DREYER'S GRAND                      COM       261878 10 2     4,913.97     119,300  SH           DEFINED      N/A          SHARED
ECHOSTAR COMM-A                     CL A      278762 10 9     2,265.60      80,000  SH           DEFINED      N/A          SHARED
EDO CORP                            COM       281347 10 4     4,235.17     156,800  SH           DEFINED      N/A          SHARED
EMCOR GROUP INC                     COM       29084Q 10 0     6,072.60     104,700  SH           DEFINED      N/A          SHARED
ENSCO INTERNATIONAL INC             COM       26874Q 10 0     1,507.00      50,000  SH           DEFINED      N/A          SHARED
ENTREMED                            COM       29382F 10 3     1,201.36     161,300  SH           DEFINED      N/A          SHARED
ESPERION THERAPE                    COM       29664R 10 6       135.81      22,300  SH           DEFINED      N/A          SHARED
GENCORP INC                         COM       368682 10 0     2,436.60     155,000  SH           DEFINED      N/A          SHARED
GLOBAL LIGHT TEL                    COM       37934X 10 0     2,268.05   1,705,300  SH           DEFINED      N/A          SHARED
GLOBAL SPORTS INC                   COM       37937A 10 7       747.27      43,700  SH           DEFINED      N/A          SHARED
HEALTHCARE SERVS                    COM       421906 10 8     1,345.38     117,500  SH           DEFINED      N/A          SHARED
IMPAX LABS INC                      COM       45256B 10 1     1,130.80     162,940  SH           DEFINED      N/A          SHARED
INNKEEPERS USA                      COM       4576J0 10 4     3,070.18     270,500  SH           DEFINED      N/A          SHARED
INTELIDATA TECHNOLOGIES CORP        COM       45814T 10 7        82.90      54,900  SH           DEFINED      N/A          SHARED
INTERNEURON PHAR                    COM       460573 10 8       875.00     100,000  SH           DEFINED      N/A          SHARED
INTERSIL HOLDING CORP               COM       46069S 10 9       283.50      10,000  SH           DEFINED      N/A          SHARED
ITRON INC                           COM       465741 10 6     5,950.00     200,000  SH           DEFINED      N/A          SHARED
IVAX CORP                           COM       465823 10 2     1,605.00     100,000  SH           DEFINED      N/A          SHARED
APPLE COMPUTER                      PUT       037833 95 0         2.06         550  PUT          DEFINED      N/A          SHARED
JD EDWARDS & CO                     COM       281667 10 5     5,141.40     285,000  SH           DEFINED      N/A          SHARED
KANA SORTWARE                       COM       483600 10 2     1,350.00      75,000  SH           DEFINED      N/A          SHARED
KNIGHT TRANSPORTATION INC           COM       499064 10 3     1,057.00      50,000  SH           DEFINED      N/A          SHARED
LADENBURG THALMA                    COM       50575Q 10 2         8.28      14,040  SH           DEFINED      N/A          SHARED
LAMAR ADVERTISIN                    CL A      512815 10 1     7,717.80     190,000  SH           DEFINED      N/A          SHARED
LEXICON GENETICS                    COM       528872 10 4       158.76      16,800  SH           DEFINED      N/A          SHARED
MACROCHEM CORP                      COM       555903 10 3        20.54       6,520  SH           DEFINED      N/A          SHARED
MARTEK BIOSCIENCES                  COM       572901 10 6     2,360.25      75,000  SH           DEFINED      N/A          SHARED
MERRILL LYNCH                       COM       590188 10 8     1,661.40      30,000  SH           DEFINED      N/A          SHARED
MGI PHARMA. INC.                    COM       552880 10 6       550.40      40,000  SH           DEFINED      N/A          SHARED
MYKROLIS CORP                       COM       62852P 10 3     3,365.33     220,100  SH           DEFINED      N/A          SHARED
NEW FRONTIER MED                    COM       644398 10 9         4.78       2,500  SH           DEFINED      N/A          SHARED
NORTHROP GRUMMAN CORP               COM       666807 10 2     6,217.75      55,000  SH           DEFINED      N/A          SHARED
OFFSHORE LOGIST                     COM       676255 10 2     4,202.25     195,000  SH           DEFINED      N/A          SHARED
OMI CORP                            COM       Y6476W 10 4       350.00      87,500  SH           DEFINED      N/A          SHARED
OMNICARE INC                        COM       681904 10 8     3,883.50     150,000  SH           DEFINED      N/A          SHARED
ONVIA.COM                           COM       68338T 10 6        66.21     105,100  SH           DEFINED      N/A          SHARED
PREMIER PARKS                       COM       83001P 10 9     2,366.45     132,500  SH           DEFINED      N/A          SHARED
PRIDE INTL INC                      COM       74153Q 10 2     1,431.00      90,000  SH           DEFINED      N/A          SHARED
PRIORITY HEALTHC                    COM       74264T 10 2     7,522.09     289,200  SH           DEFINED      N/A          SHARED
RAYTEHON CO                         COM       755111 50 7    10,919.30     266,000  SH           DEFINED      N/A          SHARED
ROWAN COMPANIES                     COM       779382 10 0     2,534.40     110,000  SH           DEFINED      N/A          SHARED
SAFLINK CORP                        COM       786578 30 2     2,709.78   1,856,011  SH           DEFINED      N/A          SHARED
SANGSTAT MEDICAL                    COM       801003 10 4        25.52         950  SH           DEFINED      N/A          SHARED
SEA CONTAINERS LTD CL A             CL A      811371 70 7       589.12      33,265  SH           DEFINED      N/A          SHARED
SEMTECH CORP                        COM       816850 10 1     4,562.50     125,000  SH           DEFINED      N/A          SHARED
SONIC CORP                          COM       835451 10 5     6,319.52     245,800  SH           DEFINED      N/A          SHARED
STILLWATER MINING CO                COM       86074Q 10 2     3,956.92     214,200  SH           DEFINED      N/A          SHARED
SYMMETRICOM INC                     COM       871543 10 4       309.50      50,000  SH           DEFINED      N/A          SHARED
TARGET CORP                         COM       87612E 10 6     3,234.00      75,000  SH           DEFINED      N/A          SHARED
TERAYON COMM SYS                    COM       880775 10 1     3,520.90     415,200  SH           DEFINED      N/A          SHARED
TICKETMASTER-B                      CL B      88633P 20 3     5,664.57     191,500  SH           DEFINED      N/A          SHARED
TRAFFIX INC                         COM       892721 10 1     2,811.79     383,600  SH           DEFINED      N/A          SHARED
TRIPOS INC                          COM       896928 10 8       356.05      13,600  SH           DEFINED      N/A          SHARED
UNITED AUTO GRP                     COM       909440 10 9     3,493.70     155,000  SH           DEFINED      N/A          SHARED
UNIVISION COMM-A                    CL A      914906 10 2     6,510.00     155,000  SH           DEFINED      N/A          SHARED
VARIAN INC                          COM       922206 10 7     6,643.29     175,100  SH           DEFINED      N/A          SHARED
VIROLOGIC INC                       COM       92823R 20 1     3,316.03   1,416,500  SH           DEFINED      N/A          SHARED
WESTMORELAND COA                    COM       960878 10 6     3,108.84     200,700  SH           DEFINED      N/A          SHARED
WIRE ONE TECH                       COM       976521 10 4     9,877.63   2,079,500  SH           DEFINED      N/A          SHARED
                                  --------- ------------- ----------- ----------- ------------ ------------ ------------ ----------

Total                                                       258,356.55  20,544,604